Cover Page	6 Months Ended
Dec. 31, 2020
Document Information [Line Items]
Document Type	S-4/A
Amendment Flag	true
Amendment Description	AMENDMENT NO. 2
Entity Registrant Name	Dragoneer Growth Opportunities Corp.
Entity Central Index Key	0001818201
Entity Filer Category	Non-accelerated Filer
Entity Small Business	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false